Pension plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y Participants	Dec. 31, 2011 Y Participants
Overfunded pension plans
Estimated future benefit payments
2013	226
2014	223
2015	219
2016	215
2017	211
2018 and thereafter	981
Overfunded pension plans | Active participants
Summary of participant data
Number	14	202
Average age - years	52	50
Average service - years	28	27
Overfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	16,740	18,380
Average age - years	67	66
Underfunded pension plans
Estimated future benefit payments
2013	565
2014	457
2015	464
2016	472
2017	479
2018 and thereafter	2,398
Underfunded pension plans | Active participants
Summary of participant data
Number	76,511	67,951
Average age - years	36	36
Average service - years	7	7
Underfunded pension plans | Terminated vested participants
Summary of participant data
Number	6,519	5,815
Average age - years	47	39
Underfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	19,245	18,189
Average age - years	70	71
Underfunded other benefits
Estimated future benefit payments
2013	95
2014	96
2015	99
2016	100
2017	101
2018 and thereafter	490
Underfunded other benefits | Active participants
Summary of participant data
Number	11,727	74,729
Average age - years	40	36
Average service - years	7	8
Underfunded other benefits | Retirees and beneficiaries
Summary of participant data
Number	31,737	32,663
Average age - years	68	64